Label	Element	Value
VanEck Digital Transformation ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Digital Transformation ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED JUNE 4, 2025 TO THE SUMMARY PROSPECTUS
AND PROSPECTUS DATED FEBRUARY 1, 2025
OF VANECK ETF TRUST

This Supplement updates certain information contained in the above-dated Summary Prospectus and Prospectus for VanEck ETF Trust (the “Trust”) regarding the VanEck Digital Transformation ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

Effective on or about June 20, 2025 (the “Effective Date”), MarketVector Indexes GmbH (the “Index Provider”) will implement changes to the MVIS Global Digital Asset Equity Index (the “Digital Transformation Index”), the Fund's benchmark index.

Accordingly, on the Effective Date, the Fund's disclosure will be modified as follows:

Strategy [Heading]	rr_StrategyHeading	The third paragraph of the “Summary Information - Principal Investment Strategies” section of the Fund’s Prospectus and the “Principal Investment Strategies” section of the Fund’s Summary Prospectus are hereby deleted and replaced in their entirety with the following language:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To be initially eligible for inclusion in the Digital Transformation Index, a company must (i) generate at least 50% of its revenues from digital asset projects; (ii) generate at least 50% of its revenues from digital assets or digital asset projects; and/or (iii) have at least 50% of its assets invested in direct digital asset holdings or digital asset projects. The Digital Transformation Index currently includes a minimum of 20 Digital Transformation Index components.

Supplement Closing [Text Block]	ck0001137360_SupplementClosingTextBlock	Please retain this supplement for future reference.